Shareholder Fees	Mar. 06, 2026 USD ($)
WisdomTree U.S. Adaptive Moving Average Fund | WisdomTree U.S. Adaptive Moving Average Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0